As filed with the Securities and Exchange Commission on August 18, 1998
                                                        Registration No. 2-88566
                                        Investment Company Act File No. 811-4255
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [x]
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 28                   [x]

                                                       and/or

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                    [x]
                               Amendment No. 28                           [x]
                        (Check appropriate box or boxes)

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST1
               (Exact Name of Registrant as Specified in Charter)

           605 Third Avenue, 2nd Floor, New York, New York 10158-0006
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (212) 476-8800

                                Lawrence Zicklin
                  c/o Neuberger&Berman Management Incorporated
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0006
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Jeffrey S. Puretz, Esq.
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

[  ]     Immediately upon filing pursuant to   [X]  on August 19, 1998 pursuant
         paragraph (b)                              to paragraph (b)

[  ]     60 days after filing pursuant to      [ ]  on _________ pursuant to
         paragraph (a)(1), or                       paragraph (a)(1)

[  ]     75 days after filing pursuant to      [ ]  on _________ pursuant to
         paragraph (a)(2) or                        paragraph (a)(2)of Rule 485

[  ]     This post-effective amendment designates a new effective
         date for a previously filed post-effective amendment.

1 Registrant is a "master/feeder fund." This Post-Effective Amendment No. 28 includes a signature page for the master fund, Advisers Managers Trust.

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

         The enclosed materials relate to the Socially Responsive Portfolio (the "Portfolio"), which is a separate series of Neuberger&Berman Advisers Management Trust (the "Registrant").

         The remaining Portfolios of the Registrant are offered by Prospectuses and a Statement of Additional Information that have been filed with the Commission in a previous Post-Effective Amendment to the Registrant's Registration Statement.


I.       Prospectus for Registrant's Socially Responsive Portfolio

Form N-1A Part A Item

                                                Prospectus Caption

1.       Cover page......................  Cover Page

2.       Synopsis........................  Inapplicable

3.       Condensed Financial
         Information.....................  Performance Information

4.       General Description of
         Registrant......................  Investment Programs; Information
                                           Regarding Organization,
                                           Capitalization, and Other Matters

5.       Management of the Fund..........  Management and Administration

5  A.    Management's Discussion of
         Fund Performance................  To be provided in Registrant's
                                           Annual Reports to Shareholders

6.       Capital Stock and Other
         Securities......................  Cover Page; Information Regarding
                                           Organization, Capitalization and
                                           Other Matters; Dividends, Other
                                           Distributions & Tax Status

7.       Purchase of Securities
         Being Offered...................  Share Prices and Net Asset Value;
                                           Distribution and Redemption of
                                           Trust Shares

8.       Redemption or Repurchase........  Distribution and Redemption of
                                           Trust Shares; Information Regarding
                                           Organization, Capitalization, and
                                           Other Matters

9.       Pending Legal Proceedings.......  Inapplicable

Part B

II.      Statement of Additional Information for the Socially
         Responsive Portfolio

Form N-1A Part B Item                                           Statement of Additional

                                                                Information Caption

10.      Cover Page........................................     Cover Page

11.      Table of Contents.................................     Table of Contents

12.      General Information and History...................     Information Regarding Organization, Capitalization
                                                                and Other Matters (Part A); Investment Information

13.      Investment Objectives and Policies................     Investment Information

14.      Management of the Fund............................     Trustees and Officers; Investment Management,
                                                                Advisory and Administration Services

15.      Control Persons and Principal
         Holders of Securities...........................       Control Persons and Principal Holders of Securities

16.      Investment Advisory and other Services............     Investment Management, Advisory and Administration
                                                                Services; Distribution Arrangements; Reports to
                                                                Shareholders; Custodian; Independent Auditors

17.      Brokerage Allocation..............................     Portfolio Transactions

18.      Capital Stock and other Securities................     Information Regarding Organization, Capitalization,
                                                                and Other Matters (Part A)

19.      Purchase, Redemption and Pricing                       Share Prices and Net Asset Value (in Part A);
         of Securities Being Offered.......................     Distribution Arrangements; Additional Redemption
                                                                Information

20.      Tax Status........................................     Dividends, Other Distributions and Tax Status (Part
                                                                A); Additional Tax Information

21.      Underwriters......................................     Distribution Arrangements

22.      Calculation of Performance Data...................     Inapplicable

23.      Financial Statements..............................     Inapplicable


PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                          SOCIALLY RESPONSIVE PORTFOLIO
                                NEUBERGER&BERMAN
                            ADVISERS MANAGEMENT TRUST
                                   Prospectus
                                 August 19, 1998

Neuberger&Berman

ADVISERS MANAGEMENT TRUST

Socially Responsive Portfolio
----------------------------------------

         Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of nine separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).

         Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of one of the Portfolios are also offered directly to qualified pension and retirement plans ("Qualified Plans").

         THIS  PROSPECTUS  CONTAINS  INFORMATION   PERTAINING  TO  THE  SOCIALLY
RESPONSIVE PORTFOLIO ONLY.
----------------------------------------

         Each Portfolio invests all of its net investable assets in its corresponding series (each a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. AMT Socially Responsive Investments, the Socially Responsive Portfolio's corresponding Series, is managed by Neuberger&Berman Management Incorporated ("N&B Management"). AMT Socially Responsive Investments invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Socially Responsive Portfolio. The investment performance of the Socially Responsive Portfolio directly corresponds with the investment performance of AMT Socially Responsive Investments. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this structure that you should consider, see "Information Regarding Organization, Capitalization, and Other Matters" on page __.

         Please read this Prospectus before investing in the Socially Responsive Portfolio and keep it for future reference. It contains information about the Socially Responsive Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolio and the Series, dated August 19, 1998, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI and the Portfolio's annual report by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

         The SEC maintains an internet site at http://www.sec.gov that contains this Prospectus, the SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.

                       Date of Prospectus: August 19, 1998

                             TABLE OF CONTENTS PAGE


SUMMARY  ....................................................................2

         The Portfolios and Series...........................................2
         Risk Factors........................................................2
         Management..........................................................2
         The Neuberger&Berman Investment Approach............................2

INVESTMENT PROGRAM...........................................................3

         AMT Socially Responsive Investments.................................3
         Special Considerations of Mid-Cap Company Stocks....................4
         Short-term Trading; Portfolio Turnover..............................5
         Other Investments...................................................5
         Ratings of Debt Securities..........................................5
         Borrowings..........................................................5

PERFORMANCE INFORMATION......................................................5


INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS........7

         The Portfolios......................................................7
         The Series..........................................................7

SHARE PRICES AND NET ASSET VALUE.............................................9


DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS................................9

         Dividends and Other Distributions...................................9
         Tax Status..........................................................9

SPECIAL CONSIDERATIONS......................................................10


MANAGEMENT AND ADMINISTRATION...............................................10

         Trustees and Officers..............................................10
         Investment Manager, Administrator, Sub-Adviser and Distributor.....11
         Expenses...........................................................12
         Expense Limitation.................................................12
         Transfer and Dividend Paying Agent.................................13

DISTRIBUTION AND REDEMPTION OF TRUST SHARES.................................13

         Distribution and Redemption of Trust Shares........................13
         Distribution Plan..................................................13

SERVICES ...................................................................14


DESCRIPTION OF INVESTMENTS..................................................14

SUMMARY

The Portfolios and Series

         Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. This is sometimes called a master/feeder fund structure, because each Portfolio "feeds" shareholders' investments into its corresponding Series, a "Master" fund. The trustees of the Trust believe that this structure may benefit shareholders. Although the Trust is currently the only investor in each Series, investment in a Series by investors in addition to the Trust may enable the Series to achieve economies of scale that could reduce expenses. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page __. For more details about AMT Socially Responsive Investments, its investments and their risks, see "Investment Program" on page __, "Ratings of Debt Securities" on page __, "Borrowings" on page __, and "Description of Investments" on page __.

         A summary of important features of the Socially Responsive Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio's and its corresponding Series' investment objectives and policies, which begin on page __, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.

Neuberger&Berman              Investment                         Principal Series
Advisers Management Trust     Objective                          Investments


SOCIALLY RESPONSIVE           Long-term capital appreciation     Common stocks of companies that meet both
                                                                 financial and social criteria
================================================================================================================================

Risk Factors

         An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Socially Responsive Investments, in equity securities, foreign securities, options and futures contracts, and zero coupon bonds. AMT Socially Responsive Investments may invest in fixed income securities, the value of which, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. The value of debt securities is also affected by the creditworthiness of the issuer.

Management

         N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for AMT Socially Responsive Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" on page ___.

The Neuberger&Berman Investment Approach

         AMT Socially Responsive Investments is managed using the value-oriented investment approach. A value-oriented portfolio manager buys stocks that are selling for a price that is lower than what the manager believes they are worth. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.

         Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio--that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets). A value-oriented manager believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when N&B Management believes they have reached their potential.

INVESTMENT PROGRAM

         The investment policies and limitations of the Socially Responsive Portfolio and its corresponding Series, AMT Socially Responsive Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Socially Responsive Investments invests. For an explanation of some types of investments, see "Description of Investments" on page __.

         Investment policies and limitations of the Socially Responsive Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.

         Additional investment techniques, features, and limitations concerning AMT Socially Responsive Investments' investment program are described in the SAI.

AMT Socially Responsive Investments

         The investment objective of AMT Socially Responsive Investments and its corresponding Portfolio is to seek long-term capital appreciation by investing primarily in securities of companies that meet both financial criteria and the Social Policy.
This investment objective is not fundamental.

         The   Series   invests   primarily   in  the   stocks  of   medium-  to
large-capitalization companies. In seeking capital appreciation, the Series generally follows a value-oriented investment approach to the selection of individual securities. Prospective investments are first subjected to detailed financial analysis and are not studied further unless N&B Management believes that they are currently undervalued relative to the issuer's assets and potential earning power.

         The Series expects to be nearly fully invested at all times, primarily in common stock. It may also invest in convertible securities and preferred stock and in foreign securities and ADRs of foreign companies that meet the Social Policy. On occasion, deposits with community banks and credit unions may be considered for investment. Under normal conditions, at least 65% of the Series' total assets are invested in accordance with the Social Policy, and at least 65% of its total assets are invested in equity securities. The Series expects that substantially all of its equity securities will be selected in accordance with the Social Policy.

         The Series may also engage in portfolio management techniques that are not subject to the Social Policy, such as lending securities and purchasing and selling put and call options on securities and currencies, futures contracts, options on futures contracts, and forward contracts.

         For more information, see "Special Considerations of Mid-Cap Company Stocks" on page ___.

         SOCIAL POLICY. Companies deemed acceptable from a financial standpoint are evaluated by N&B Management using a database that Neuberger&Berman has designed to develop and monitor information on companies in various categories of social criteria. N&B Management seeks to invest in issuers that show leadership in the following major areas of social impact: environment, workplace diversity and employment. N&B Management also evaluates investments based on companies' records in other areas of concern: public health, type of products and corporate citizenship.

         The Series' social orientation is predicated in part on the belief that good corporate citizenship is good business; that is, good policies with respect to such social criteria as employment and environmental practices may often have a positive impact on the company's "bottom line." N&B Management recognizes, however, that many social criteria represent goals rather than achievements and that goals are often difficult to quantify. In each area, N&B Management seeks to elicit and understand management's vision of the company's social role and, in making investment decisions, gives weight to enlightened, progressive policies. The information used by N&B Management in evaluating prospective investments for conformity with the Social Policy is obtained primarily from services that specialize in reporting information from issuers or from agencies that oversee issuers' activities or compliance with laws and regulations. Additionally, the information may come from public interest groups and from N&B Management's discussions with company representatives. N&B Management attempts to assess the objectivity of all information that it receives. However, decisions made by N&B Management inevitably involve some level of subjective judgment.

         The Series seeks to invest in companies that show leadership in addressing environmental problems effectively and in promoting progressive workplace policies, especially as they affect women and minorities. N&B Management seeks to identify companies committed to improving their environmental performance by examining their policies and programs in such areas as energy conservation, pollution reduction and control, waste management, recycling, and careful stewardship of natural resources. In a similar manner, N&B Management seeks to identify companies whose policies and practices recognize the importance of human resources to corporate productivity and the centrality of the work experience to the quality of life of all employees. The Series seeks to invest in companies that demonstrate leadership in such areas as providing and promoting equal opportunity, investing in the training and re-training of workers, promoting a safe working environment, providing family-oriented flexible benefits, and involving workers in job and workflow engineering.

         In making investment decisions, N&B Management takes into account a company's record as a member of the various communities of which it is a part and its commitment to product quality and value. Currently, the Social Policy screens out any company that derives more than 5% of its total annual revenue from (i) manufacturing and selling alcohol and/or tobacco, (ii) sales in or services related to gambling, or (iii) the manufacturing of weapons systems. Additionally, the Series does not invest in any company that derives its total annual revenue primarily from non-consumer sales to the military or that owns or operates one or more nuclear power facilities or is a major supplier of nuclear power services.

         Not every issuer selected by N&B Management will demonstrate leadership in each category of the Social Policy. The social records of most companies are written in shades of gray. For example, a company may have a progressive record in employee relations and community affairs but a poor one on product marketing issues. Another company may have a mixed record within a single area. Finally, it is often difficult to distinguish between substantive commitment and public relations. This principal works both ways: there are many companies with excellent records on social issues that maintain a low profile for one reason or another. Taking these factors into consideration, N&B Management emphasizes the overall approach that companies take toward the areas of social impact and pays particular attention to progress achieved toward the goals of the Social Policy.

         If securities held by the Series no longer satisfy the Social Policy, the Series will seek to dispose of the securities as soon as reasonably practicable, which may cause the Series to sell the securities at a time not desirable from a purely financial standpoint.

Special Considerations of Mid-Cap Company Stocks

         Investments in stocks of medium-capitialization companies ("mid-cap companies") may present greater opportunities for capital appreciation than investments in stocks of large-capitalization companies ("large-cap companies"). However, mid-cap company stocks may have higher risk and volatility. These stocks generally are not as broadly traded as large-cap company stocks and their prices thus may fluctuate more widely and abruptly. Any such movements in stocks held by the Series would be reflected in the Portfolio's net asset value. Mid-cap company stocks also are less researched than large-cap company stocks and are often overlooked in the market.

Short-Term Trading; Portfolio Turnover

         While AMT Socially Responsive Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when N&B Management believes that such action is advisable.

Other Investments

         Any part of AMT Socially Responsive Investments' assets may be retained temporarily in investment grade fixed income securities of non-governmental issues, U.S. Government and Agency securities, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents when N&B Management believes that significant adverse market, economic, political, or other circumstances require prompt action to avoid losses. Generally, the foregoing temporary investments for AMT Socially Responsive Investments are selected with a concern for the social impact of each investment.

         To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Ratings of Debt Securities

HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Rating Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services Inc., or Duff & Phelps Credit Rating Co., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed by N&B Management to be of comparable quality to such rated securities. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

         Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

Borrowings

         AMT Socially Responsive Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, the Series may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

PERFORMANCE INFORMATION

         Performance information for the Socially Responsive Portfolio may be presented from time to time in advertisements and sales literature. The performance of the Portfolio is commonly measured as total return, which measures the change in the value of an investment over a particular period. The Portfolio's total return is quoted for the period since inception through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio during that period. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

         An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This evens out year-to-year variations in actual performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and other expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders.

         Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.

PERFORMANCE OF A FUND COMPARABLE TO THE SOCIALLY RESPONSIVE PORTFOLIO AND AMT SOCIALLY RESPONSIVE INVESTMENTS. AMT Socially Responsive Investments and the Socially Responsive Portfolio (the "AMT Funds") have investment objectives, policies, limitations and strategies substantially similar to those of, and the same portfolio manager as, another mutual fund managed by N&B Management - Neuberger&Berman Socially Responsive Fund (and its corresponding master series). The following table shows the average annual total returns of Neuberger&Berman Socially Responsive Fund for the 1-year, 3-year and since inception periods ended June 30, 1998. The table also shows a comparison with the Standard & Poor's 500 Index, which is pertinent to the Neuberger&Berman Socially Responsive Fund.

                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                               ENDED June 30, 1998

                                            1 Year   3 Year   Since Inception

-------------------------------------------------------------------------------
Neuberger&Berman Socially Responsive Fund   +21.64%  +24.54%  +20.05%  (3/16/94)

Standard & Poor's 500 Index                 +30.09%  +30.17%  +25.71%

         The figures for the Neuberger&Berman Socially Responsive Fund depicted above reflect that fund's expense ratio, and do not reflect any expenses or charges that apply to insurance company variable annuity or variable life insurance contracts. Such expenses and charges will reduce the Portfolio's total return. Although the objectives, polices, limitations and strategies of the AMT Funds are substantially similar to that of Neuberger&Berman Socially Responsive Fund and its corresponding master series, the AMT Funds are distinct mutual funds and may have different fees, expenses, investment returns, portfolio holdings, and risk/return characteristics than Neuberger&Berman Socially Responsive Fund and its corresponding series. Historical performance of substantially similar mutual funds is not indicative of future performance of the AMT Funds.

         The   information   set  forth  above   relies  on  data   supplied  by
N&B Management or derived by N&B Management from statistical services, reports or other sources N&B Management believes to be reliable.

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

The Portfolios

         Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has nine separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

         The investments for the Portfolio are managed by the same portfolio managers who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio and are offered by means of separate prospectuses. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and certain tax matters. Accordingly, the portfolio holdings and performance of the Portfolio may vary from those of the other mutual funds.

DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

The Series

         Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has nine separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own portfolio of securities and its corresponding Portfolio acquires an indirect interest in those securities.

         Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.

         The trustees of the Trust and Managers Trust believe that investment in a Series by other potential investors may enable the Series to realize economies of scale that could reduce operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series to the Portfolio. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio through registered separate accounts will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.

SHARE PRICES AND NET ASSET VALUE

         The Socially Responsive Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

         The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time, on each day the NYSE is open.

         AMT Socially Responsive Investments values its equity securities (including options) listed on the NYSE, the American Stock Exchange, other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices on that day. The Series values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

         If N&B Management believes that the price of a security obtained under the Series' valuation procedures (as described above) does not represent the amount that the Series reasonably expects to receive on a current sale of the security, the Series will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

Dividends and Other Distributions

         The Socially Responsive Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.

         The Portfolio offers its shares solely to separate accounts of the Life Companies. All dividends and other distributions are distributed to the separate accounts and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

Tax Status

         Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will not have to pay Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. The Portfolio intends to distribute all of its net income and gains to its shareholders each year.

         Certain Portfolios have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that the Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that the Series will not be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits). The Socially Responsive Portfolio and AMT Socially Responsive Investments will apply for a similar ruling.

         The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolio and its shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

SPECIAL CONSIDERATIONS

         The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" on page
___.

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

         AMT Socially Responsive Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio. Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, certain Portfolios have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test. The Socially Responsive Portfolio and AMT Socially Responsive Investments will apply for a similar ruling.

MANAGEMENT AND ADMINISTRATION

Trustees and Officers

         The trustees of the Trust and Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

Investment Manager, Administrator, Sub-Adviser and Distributor

         N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman acts as sub-adviser for the Series and other mutual funds managed by N&B Management. These funds had aggregate net assets of approximately $20.7 billion as of December 31, 1997.

         As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $52.9 billion of assets as of December 31, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

         Janet Prindle is manager of the Series and Robert Ladd and Ingrid Saukaitis are associate managers of the Series. Ms. Prindle, a Vice President of N&B Management since November 1993, has been a principal of Neuberger&Berman since 1983. Ms. Prindle is Director of Socially Responsive Investment Services at Neuberger&Berman, and has been researching and developing corporate responsibility criteria as they apply to investments since 1989. She has been managing money using these criteria since 1990. During the prior five years Mr. Ladd was a portfolio manager for Neuberger&Berman. Ms. Saukaitis has been Director of Social Research for Neuberger&Berman since February 1997. From 1995 to January 1997 she was project director for a non-profit group that provided social research on companies to the investment industry. Both Mr. Ladd and Ms. Saukaitis are Assistant Vice Presidents of N&B Management. Ms. Prindle, Mr. Ladd and Ms. Saukaitis have had responsibility for AMT Socially Responsive Investments since its inception.

         N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.

         Neuberger&Berman acts as the principal broker for the Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.

         The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $125 million of their own money in Neuberger&Berman Funds.

         To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

YEAR 2000. Like other financial and business organizations, the Portfolios and Series could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Portfolios' and Series' other major service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Series purchase. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios and Series.

Expenses

         N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management may sub-contract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

Fees (as percentage of average daily net assets)



                                   Management             Administration
                                    (Series)                (Portfolio)


SOCIALLY RESPONSIVE         0.55% of first $250 million         0.30%
                            0.525% of next $250 million
                            0.50% of next $250 million
                            0.475% of next $250 million
                            0.45% of next $500 million
                            0.425% of over $1.5 billion

===============================================================================

         The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

Expense Limitation

         N&B Management has voluntarily undertaken until May 1, 1999 to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, including compensation to N&B Management, but excluding, taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% per annum of the Portfolio's average daily net asset value. The Portfolio has in turn agreed to repay through December 31, 2000 expenses borne by N&B Management, so long as the Portfolio's annual operating expenses during that period do not exceed the expense limitation.

         The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

Transfer and Dividend Paying Agent

         State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.

DISTRIBUTION AND REDEMPTION OF TRUST SHARES

Distribution and Redemption of Trust Shares

         Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of one Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.

         The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust.
This might force the Trust to sell portfolio securities at disadvantageous prices.

         Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

Distribution Plan

         The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.

         The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.

         Under the Distribution Plan, N&B Management is required to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.

SERVICES

         N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts, including the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.

DESCRIPTION OF INVESTMENTS

         In addition to the securities referred to in "Investment Program" herein, AMT Socially Responsive Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.

U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, (formerly Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.

ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Series may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the Securities Act of 1933, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Series may be subject to legal restrictions which could be costly to the Series. Due to the absence of an active trading market, the Series may experience difficulty in valuing or disposing of illquid securities.

EQUITY SECURITIES. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks, and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stocks in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at specified price anytime during the life of the warrants. Equity securities' prices fluctuate based on changes in a corporation's financial condition and on changes in market or economic conditions, which may cause fluctuations in the Portfolio's NAV per share.

FOREIGN SECURITIES. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. The Series may only invest up to 10% of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-U.S. entities. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including ADRs.

         The Series may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. There may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

         Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices which may cause delays and expose the Series to the creditworthiness of a foreign broker; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.

         In  addition,   investing  in  securities  of  foreign   companies  and
governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate between the U.S. dollar and a foreign currency will reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series generally will incur costs in connection with conversion between various currencies. Investments in depository receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.

JAPANESE INVESTMENTS. The Series may invest a portion of its assets in securities of Japanese issuers. The performance of the Series may therefore be affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil and is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

CALL OPTIONS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities and may purchase call options in related closing transactions. When the Series writes a covered call option against a security, the Series is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price the Series may realize on the security during the option period is the fixed price. The Series continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

         The writing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. The writing of options could result in significant increases in the Series' turnover rate.

REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations. The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.

CONVERTIBLE SECURITIES. The Series may invest up to 20% of its net assets in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. Many convertible securities are rated below investment grade, or are unrated. The Series does not intend to purchase any convertible securities that are not investment grade.

OTHER INVESTMENTS. Although the Series ordinarily invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents. See "Investment Program-Ratings of Debt Securities" on page ___.

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                              Dated August 19, 1998


         The Socially Responsive Portfolio (the "Portfolio") of Neuberger&Berman Advisers Management Trust ("Trust") offers shares pursuant to a Prospectus dated August 19, 1998 and invests all of its net investable assets in AMT Socially Responsive Investments (the "Series").

         The Portfolio's Prospectus provides the basic information that an investor ought to know before investing. A copy of the Prospectus may be obtained, without charge, by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

         This SAI relates only to the Socially Responsive Portfolio. A separate statement of additional information dated May 1, 1998 has been prepared for the Balanced Portfolio, Guardian Portfolio, Growth Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio, Mid-Cap Growth Portfolio and Partners Portfolio of the Trust (these Portfolios along with the Socially Responsive Portfolio are referred to collectively as the "Portfolios").

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Portfolio or its distributor. The Prospectus and this SAI do not constitute an offering by the Portfolio or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS
                                                                           Page


INVESTMENT INFORMATION........................................................4

         Investment Policies and Limitations..................................4
         Rating Agencies......................................................6
         Discussions With Portfolio Manager...................................7
         Additional Investment Information....................................9

CERTAIN RISK CONSIDERATIONS..................................................24


PERFORMANCE INFORMATION......................................................25


TRUSTEES AND OFFICERS........................................................27


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................32


INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES..................35

         Expense Limitation..................................................36
         Management and Control of N&B Management............................36
         Sub-Adviser.........................................................37
         Investment Companies Advised........................................38

DISTRIBUTION ARRANGEMENTS....................................................40


ADDITIONAL REDEMPTION INFORMATION............................................40

         Suspension of Redemptions...........................................40
         Redemptions in Kind.................................................41

DIVIDENDS AND OTHER DISTRIBUTIONS............................................41


ADDITIONAL TAX INFORMATION...................................................41

         Taxation of the Portfolio...........................................41
         Taxation of the  Series.............................................42

PORTFOLIO TRANSACTIONS.......................................................44

         Portfolio Turnover..................................................48

REPORTS TO SHAREHOLDERS......................................................48


CUSTODIAN AND TRANSFER AGENT.................................................48


INDEPENDENT AUDITORS.........................................................48


LEGAL COUNSEL................................................................48


REGISTRATION STATEMENT.......................................................49


APPENDIX A:  RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER................A-1

                             INVESTMENT INFORMATION

         The Portfolio is a separate series of the Trust, a Delaware business trust registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. The Portfolio seeks its investment objective by investing all of its net investable assets in the corresponding Series of Advisers Managers Trust ("Managers Trust"), which has an investment objective identical to, and a name similar to, that of the Portfolio. The Series, in turn, invests in accordance with an investment objective, policies and limitations identical to those of the Portfolio. (The Trust and Managers Trust, which also is a diversified, open-end management investment company, are together referred to below as the "Trusts.") All Series of Managers Trust are managed by Neuberger&Berman Management Incorporated ("N&B Management").

         The following information supplements the discussion in the Prospectus of the investment objective, policies and limitations of the Portfolio and the Series. Unless otherwise specified, those investment objectives, policies and limitations are not fundamental and may be changed by the Trustees of the Trust and Managers Trust. The fundamental investment objectives, policies and limitations of the Portfolio or the Series may not be changed without the approval of the lesser of: (1) 67% of the total units of beneficial interest ("shares") of the Portfolio or Series represented at a meeting at which more than 50% of the outstanding Portfolio or Series shares are represented; or (2) a majority of the outstanding shares of the Portfolio or Series. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Portfolio is called upon to vote on a change in the investment objective or a fundamental investment policy or limitation of its corresponding Series, the Portfolio casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations

         The Portfolio has the following fundamental investment policy, to enable it to invest in the Series:

         Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net investable assets (cash, securities and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Portfolio.

         All other fundamental and non-fundamental investment objective, policies and limitations of the Portfolio are identical to those of the Series. Therefore, although the following discusses the investment objective, policies and limitations of the Series, it applies equally to the Portfolio. Because the Portfolio invests all of its net investable assets in the Series, however, the Series' investment policies and limitations govern the type of investments in which the corresponding Portfolio has an indirect interest.

         For  purposes  of  the  investment  limitation  on  concentration  in a particular industry, N&B Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under the Portfolio's quality restrictions, an issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the quality restrictions of the Series without credit support, the Series treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Also for purposes of the investment limitation on concentration in a particular industry, both mortgage-backed and asset-backed securities are grouped together as a single industry.

         Except for the limitation on borrowing, any maximum percent of securities or assets contained in any investment policy or limitation will not be considered to be exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Series.

         The Series' fundamental investment policies and limitations are as follows:

         1. Borrowing. The Series may not borrow money, except that the Series may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Series' total assets, the Series will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. Commodities. The Series may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Series from purchasing futures contracts or options (including options on futures and foreign currencies and forward contracts but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

         For purposes of the limitations on commodities, the Series does not consider foreign currencies or forward contracts to be physical commodities.

         3. Diversification. The Series may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Series' total assets would be invested in the securities of that issuer or (ii) the Series would hold more than 10% of the outstanding voting securities of that issuer.

         4. Industry Concentration. The Series may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of (i) the securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, (ii) investments by the Series in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks.

         5. Lending. The Series may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

         6. Real Estate. The Series may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Series from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

         7. Senior Securities. The Series may not issue senior securities, except as permitted under the 1940 Act.

         8. Underwriting. The Series may not underwrite securities of other issuers, except to the extent that the Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

         The following non-fundamental investment policies and limitations apply to the Series.

         1. Borrowing. The Series may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

         2. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, the Series may not make any loans other than securities loans.

         3. Margin Transactions. The Series may not purchase securities on margin from brokers or other lenders except that the Series may obtain such
short-term   credits  as  are   necessary   for  the   clearance  of  securities
transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         4. Illiquid Securities. The Series may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Series has valued the securities, such as repurchase agreements maturing in more than seven days.

         5. Foreign Securities. The Series may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars.

Rating Agencies

         As discussed in the Prospectus, the Series may purchase securities rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon and rating may have different yields. Although the Series may rely on the ratings of any NRSRO, the Series mainly refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI. The Series may also invest in unrated securities that are deemed comparable in quality by N&B Management to the rated securities in which the Series may permissibly invest.

Discussions With Portfolio Manager

         AMT Socially Responsive Investments

         Securities for this Series are selected through a two-phase process. The first part of the process is financial. The portfolio manager analyzes a universe of companies according to N&B Management's value-oriented philosophy and looks for stocks which are undervalued for any number of reasons. The manager focuses on financial fundamentals, including balance sheet ratios and cash flow analysis, and meets with company management in an effort to understand how those unrecognized values might be realized in the market.

         The second part of the process is social screening. N&B Management's social research is based on the same kind of philosophy that governs its financial approach: N&B Management believes that first-hand knowledge and experience are its most important tools. Utilizing a database, the portfolio manager does careful, in-depth tracking and analyzes a large number of companies on some eighty issues in six broad social categories. The manager uses a wide variety of sources to determine company practices and policies in these areas. Performance is analyzed in light of knowledge of the issues and of the best practices in each industry.

         The portfolio manager understands that, for many issues and in many industries, absolute standards are elusive and often counterproductive. Thus, in addition to quantitative measurements, the manager places value on such
indicators  as  management  commitment,   progress,   direction,   and  industry
leadership.

An Interview with the Portfolio Manager

         Q:  First things first.  How do you begin your stock selection process?

         A: Our first question is always: On financial grounds alone, is a company a smart investment? For a company's stock to meet our financial test, it must pass a number of hurdles.

         We look for bargains, just like the portfolio managers of the other Series. More specifically, we search for companies that we believe have terrific products, excellent customer service, and solid balance sheets but because they may have missed quarterly earnings expectations by a few pennies, because their sectors are currently out of favor, because Wall Street overreacted to a temporary setback, or because the company's merits aren't widely known, their stocks are selling at a discount.

         While we look at the stock's fundamentals carefully, that's not all we examine. We meet an awful lot of CEOs and CFOs. Top officers of over 400 companies visit Neuberger&Berman each year, and we're also frequently on the road visiting dozens of corporations.

         When we're face to face with a CEO, we're searching for answers to two crucial questions: "Does the company have a vision of where it wants to go?" and "Can the management team make it happen?" We've analyzed companies for over three decades, and we always look for companies that have both clear strategies and management talent.

         Q: When you evaluate a company's balance sheet, what matters the most to you?

         A: Definitely a company's "free cash flow." Compare it to your household's discretionary income -- the money you have left over each month after you pay off your monthly debt and other expenses. With ample free cash flow, a company can do any number of things. It can buy back its stock. Make important acquisitions. Expand its research and development spending. Or increase its dividend payments.

         When a company generates lots of excess cash flow, it has growth capital at its disposal. It can invest for higher profits down the line and improve shareholder value. Determining exactly how a company intends to spend its excess cash is an entirely different matter -- and that's where the information learned in our company meetings comes in. Still, you've got to have the extra cash in the first place. Which is why we pay so much attention to it.

         Q: So you take a hard look at a company's balance sheet and its management. After a company passes your financial test, what do you do next?

         A: After we're convinced of a company's merits on financial grounds alone, we review its record as a corporate citizen. In particular, we look for evidence of leadership in three key areas: concern for the environment, workplace diversity, and enlightened employment practices.

         It should be clear that our social screening always takes place after we search far and wide for what we believe are the best investment opportunities available. This is a crucial point, and an analogy can be used to explain it. Let's assume you're looking to fill a vital position in your company. What you'd pay attention to first is the candidate's competence: Can he or she do the job? So after interviewing a number of candidates, you'd narrow your list to those that are highly qualified. To choose from this smaller group, you might look at the candidate's personality: Can he or she get along with everyone in your group?

         Obviously, you wouldn't hire an unqualified person simply because he or she is likable. What you'd probably do is give the job to a highly qualified person who is also compatible with your group.

         Now, let's turn to the companies that do make our financial cuts. How do we decide whether they meet our social criteria? Once again, our regular meetings with CEOs are key. We look for top management's support of programs that put more women and minorities in the pipeline to be future officers and board members; that minimize emissions, reduce waste, conserve energy, and protect natural resources; and that enable employees to balance work and family life with benefits such as flextime and generous maternal and paternal leave.

         We realize that companies are not all good or all bad. Instead of looking for ethical perfection, we analyze how a company responds to troublesome problems. If a company is cited for breaking a pollution law, we evaluate its reaction. We also ask: Is it the first time? Do its top executives have a plan for making sure it doesn't happen again and how committed are they?

         If we're satisfied with the answers, a company makes it into our portfolio. When all is said and done, we invest in companies that have diverse work forces, strong CEOs, tough environmental standards, and terrific balance sheets. In our judgment, financially strong companies that are also good corporate citizens are more likely to enjoy a competitive advantage. These days, more and more people won't buy a product unless they know it's environmentally friendly. In a similar vein, companies that treat their workers well may be more productive and profitable.

         Q:  Why  would  investors  be  attracted  to  the  Socially  Responsive
Portfolio?

         A: Our shareholders are looking to invest for the future in more ways than one. While they care deeply about their own financial futures, they're equally passionate about the world they leave to later generations. They want to be able to meet their college bills and leave a world where the air is a little cleaner and where the doors to the executive suite are a little more open.

Additional Investment Information

         The Series may make the following investments, among others, although it may not buy all of the types of securities, or use all of the investment techniques, that are described.

         Repurchase Agreements. In a repurchase agreement, the Series purchases securities from a bank that is a member of the Federal Reserve System, or a securities dealer, that agrees to repurchase the securities from the Series at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven business days are considered to be illiquid securities; the Series may not enter into such a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Series will enter into a repurchase agreement only if
(1) the underlying securities are of the type (excluding maturity and duration limitations) that the Series' investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Series' account by its custodian or a bank acting as the Series' agent.

         Securities Loans. In order to realize income, the Series may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Series by depositing collateral, which will be marked to market daily, in a form determined to be satisfactory by the Trustees of Managers Trust (the "Series Trustees") and equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         Restricted Securities and Rule 144A Securities. The Series may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act, which is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Series qualify under Rule 144A, and an institutional market develops for those securities, the Series likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of the Series' illiquidity. N&B Management, acting under guidelines established by the Series' Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal markets are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

         Where registration is required, the Series may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Series may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Series might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Series' 15% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Series' Trustees believe accurately reflect fair value.

         Commercial Paper. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Series may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1) or deemed by N&B Management to be of comparable quality. The Series may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Series' Trustees.

         Reverse Repurchase Agreements. In a reverse repurchase agreement, the Series sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Series' investment limitations and policies concerning borrowings. While a reverse repurchase agreement is outstanding, the Series will deposit in a segregated account with its custodian cash, fixed income, or equity securities, marked to market daily to the extent required by SEC staff policy, in an amount at least equal to the Series' obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Series.

         Foreign Securities. The Series may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers acceptances and commercial paper. These investments are subject to the Series' quality requirements.

         While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States.

         The Series also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including, but not limited to (1) common and preferred stocks, (2) convertible securities,
(3) warrants, (4) CDs, commercial paper, fixed-time deposits, and bankers' acceptances issued by foreign banks, (5) obligations of other corporations, and
(6) obligations of foreign governments, or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks associated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments, and there are generally higher commission rates on foreign portfolio transactions. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Series endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Series may only invest in securities of issuers in countries whose governments are considered stable by N&B Management.

         Foreign securities often trade with less frequency and in less volume than domestic securities and may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodian fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

         Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Series is uninvested and no return is earned thereon. The inability of the Series to make intended security purchases due to settlement problems could cause the Series to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Series due to subsequent declines in value of the portfolio securities, or, if the Series has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates on foreign currencies. The interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Investment in foreign securities is limited in order to limit the risk inherent in investing in foreign currency-denominated securities. AMT Socially Responsive Investments may not purchase any such security if after such purchase more than 10% of its total assets (taken at market value) would be invested in such securities. Within such limitation, however, the Series is not restricted in the amount it may invest in securities denominated in any one foreign currency.

         Covered Call Options and Put Options on Individual Securities. The Series may write and purchase put and call options on securities. The purpose of writing put and call options and purchasing put options is to hedge (i.e., to reduce the effect of price fluctuations of securities held by the Series on the Series' and the Portfolio's NAVs) or to earn premium income. Securities on which call and put options may be written and purchased by the Series are purchased solely on the basis of investment considerations consistent with the Series' investment objective. The Series also may purchase a call option to protect against an increase in the price of securities it intends to purchase.

         The Series will receive a premium for writing a put option, which will obligate the Series to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The Series may be obligated to purchase the security at more than its current value.

         When the Series purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Series might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

         Portfolio securities on which put options may be written and purchased by the Series are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, the Series, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Series has written expires unexercised, the Series will realize a gain in the amount of the premium.

         When the Series writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Series receives a premium for writing the call option. The Series writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the writer may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Series may be obligated to deliver securities underlying a call option at less than the market price.

         The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Series will not do), but is capable of enhancing the Series' total return. When writing a covered call option, the Series, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call or put option that the Series has written expires unexercised, the Series will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call or put option is exercised, the Series will realize a gain or loss from the sale or purchase of the underlying security.

         When the Series purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A call option would be purchased by the Series to protect against an increase in the price of the securities it intends to purchase or to offset a previously written call option.

         The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Series terminates upon expiration of the option or, at an earlier time, when the Series offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Series and is never exercised or closed out, the Series will lose the entire amount of the premium paid.

         Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Series and its counter-party with no clearing organization guarantee. Thus, when the Series sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing purchase transaction" with the dealer to whom (or from whom) the Series originally sold or purchased the option. There can be no assurance that the Series would be able to liquidate an OTC option at any time prior to expiration. Unless the Series is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. In the event of the counter-party's insolvency, the Series may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Series may engage in OTC options transactions.

         The assets used as cover (or held in a segregated account) for OTC options sold or written by the Series will be considered illiquid for purposes of the non-fundamental policies and limitations of the Series unless the OTC options are sold to qualified dealers who agree that the Series may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The premium received (or paid) by the Series when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by the Series for writing an option is recorded as a liability on the Series' statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Series' NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

         Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Series to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Series will be able to effect closing transactions at favorable prices. If the Series cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

         The Series pays the brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Series may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

         The Series will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Series; however, the Series could be in a less advantageous position than had it not written the call option.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

         Other Risks of Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Series is unable to effect a closing purchase transaction with respect to covered options it has written, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. The Series may purchase and sell both options that are traded on U.S. and foreign exchanges and certain options traded in the OTC market in transactions with broker-dealers who make markets in such options.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient interest in trading certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or its clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the clearing organization as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The writing of options on securities involves a risk that a portfolio will be required to sell or purchase such securities at a price less favorable than the current market price and will lose the benefit of appreciation or depreciation in the market price of such securities.

         The Series would incur brokerage commissions or spreads in connection with its options transactions as well as for purchases and sales of underlying securities. Brokerage commissions from options transactions are generally higher than for portfolio securities transactions. The writing of options could result in a significant increase in the Series' turnover rate.

         Futures Contracts and Options Thereon. The Series may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency future and options thereon, to hedge against changes in prevailing currency exchange rates.

         Because the futures markets may be more liquid than the cash markets, the use of futures permits the Series to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Series does not engage in transactions in futures or options thereon for speculation; it views investment in (1) interest-rate and securities index futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for hedged securities and (2) foreign currency futures and options thereon as a means of establishing more definitely the effective return on or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Series.

         A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

         U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets the exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

         Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss.

         "Margin" with respect to futures is the amount of assets that must be deposited by the Series with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Series' futures positions. The margin deposit made by the Series when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Series will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Series. In computing its daily NAV, the Series marks to market the value of its open futures positions. Each Series also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Series could suffer a delay in recovering its funds and could ultimately suffer a loss.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as described herein.

         Although the Series believes that the use of futures contracts will benefit it, if N&B Management's judgment about the general direction of the markets or about interest rate on currency exchange rate trends is incorrect, the Series' overall return would be lower than if it had not entered into any such contracts. The prices of futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures and of the securities and currencies being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Series' futures position and the securities held by or to be purchased for the Series. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

         Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by the Series, it could (depending on the size of the position) have an adverse impact on the NAV of the Series.

         Forward Foreign Currency Transactions. The Series may enter into contracts for the purchase or sale of a specific currency at a future date
(usually less than one year from the date of the contract) at a fixed price ("forward contracts").

         The Series enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Series does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Series or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

         Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

         At the consummation of a forward contract to sell currency, the Series may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Series chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Series into such currency. If the Series engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

         The Series is not required to enter into such transactions and will not do so unless deemed appropriate by N&B Management. Using forward contracts to protect the value of the Series' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Series' foreign assets.

         N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

         However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, the Series could be in a less advantageous position than if such a hedge had not been established. If the Series uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Series' securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Series may experience delays in the settlement of its foreign currency transactions.

         Options on Foreign Currencies. The Series may write and purchase covered call and put options on foreign currencies. The Series would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

         Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         Regulatory Limitations on Using Futures, Options on Futures and Options on Foreign Currencies. To the extent the Series sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes, as defined by the CFTC, the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Series' net assets.

         Cover for Futures, Options on Futures, Options on Securities, Indices and Foreign Currencies, and Forward Contracts ("Hedging Instruments"). The
Series will comply with SEC staff guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash, fixed income, or equity securities. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Series' assets could impede portfolio management or the Series' ability to meet current obligations. The Series may be unable promptly to dispose of assets which cover or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Series.

         General Risks of Hedging Instruments. The primary risks in using Hedging Instruments are: (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Series and changes in the market value of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Series' securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Series' underlying securities or currency. N&B Management intends to reduce the risk that the Series will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. There can be no assurance that the Series' use of Hedging Instruments will be successful. Hedging Instruments may not be available with respect to some currencies, especially those of so-called "emerging market" countries.

         The Series' use of Hedging Instruments may be limited by certain provisions of the Internal Revenue Code of 1986, as amended, with which it must comply if the Portfolio is to qualify as a regulated investment company ("RIC"). See "Additional Tax Information - Taxation of Each Portfolio."

         Convertible Securities. The Series may invest in convertible securities. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted into the underlying common stock. Convertible debt securities are subject to the Series' investment policies and limitations concerning fixed-income investments.

         Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that nonconvertible debt may not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Series is called for redemption, the Series will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Series' and Portfolio's ability to achieve its investment objective.

         Preferred Stock. The Series may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid, and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         Zero Coupon Securities. The Series may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or specify a future date when the securities begin paying current interest. Rather, they are issued and traded at a significant discount from their face amount or par value, which discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

         The discount on zero coupon securities ("original issue discount" or "OID") must be taken into income ratably by the Series prior to the receipt of any actual payments. Because the Portfolio must distribute to its shareholders substantially all of its net income (including its share of the Series' accrued
OID) to its shareholders each year for income tax purposes, the Series may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the Portfolio's distribution requirements.

         The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality.

         Fixed Income Securities. While the emphasis of the Series' investment program is on common stocks, the Series may also invest in money market instruments, U.S. Government or Agency securities, and other fixed income securities. The Series may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's
Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, deemed of comparable quality by N&B Management ("Comparable Unrated Securities"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. The Series relies on the credit evaluations performed by N&B Management and on ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and also may be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.

         Subsequent to its purchase by a Series an issue of securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Series. In such a case, the Series will engage in an orderly disposition of the downgraded securities.

AMT Socially Responsive Investments - Description of Social Policy

Background Information on Socially Responsive Investing

         In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970s to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

         Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Series generally fall into two categories:

         Avoidance Investing. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

         Leadership Investing. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

         The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. The Wealth of Nations is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith is the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

The Socially Responsive Database

         Neuberger&Berman, LLC ("Neuberger&Berman") the Series' sub-adviser, maintains a database of information about the social impact of the companies it follows. N&B Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Series. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger&Berman in many categories and then analyzed by N&B Management in the following six categories of corporate responsibility:

         Workplace Diversity and Employment. N&B Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. N&B Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, N&B Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. N&B Management also monitors companies' progress and attitudes toward these issues.

         Environment. A company's impact on the environment depends largely on the industry. Therefore, N&B Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, N&B Management examines their problems in terms of severity, frequency, and elapsed time. N&B Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. N&B Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. N&B Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

         Product. N&B Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. N&B Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. N&B Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

         Public Health. N&B Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. N&B Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

         Weapons. N&B Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

         Corporate Citizenship. N&B Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. N&B Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

Implementation of Social Policy

         Companies deemed acceptable by N&B Management from a financial standpoint are analyzed using Neuberger&Berman's database. The companies are then evaluated by the portfolio manager to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.

         The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend on Neuberger&Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at N&B Management who interpret the information.

         In applying the information in the database to stock selection for the Portfolio, N&B Management considers several factors. N&B Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. N&B Management also takes into account any remedial action which has been taken by the company relating to these infractions. N&B Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.

                           CERTAIN RISK CONSIDERATIONS

         The Portfolio's investment in the Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in the Series (other than the Portfolio) redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Although the Series seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Series will achieve its investment objective.

                             PERFORMANCE INFORMATION

         The Portfolio's performance may be quoted in advertising in terms of total return if accompanied by performance of an insurance company's separate account. The Portfolio's performance figures are based on historical earnings and are not intended to indicate future performance. The share price yield and total return of the Portfolio will vary, and an investment in the Portfolio, when redeemed, may be worth more or less than the original purchase price.

Total Return Computations.

         The Portfolio may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                P (1 + T)n = ERV

         Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results. Of course, past performance cannot be a guarantee of future results.
These calculations assume that all dividends and distributions are reinvested.

         N&B Management may waive a portion of its fee due from the Portfolio or Series or reimburse the Portfolio or Series for a portion of its expenses, which has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administrative Services" below.

         Average annual total returns quoted for the Portfolio include the effect of deducting the Portfolio's expenses, but may not include insurance-related charges and other expenses attributable to any particular insurance product. Because you can only purchase shares of the Portfolio through a variable annuity or variable life insurance contract, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the Portfolio's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the Portfolio's performance to that of other mutual funds.

Comparative Information

         From time to time the Portfolio's performance may be compared with

                  (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc. ("Lipper"), C.D.A./Weisenberger, Morningstar, Inc. ("Morningstar"), Micropal Incorporated, VARDS and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

                  (2) recognized bond, stock and other indices, such as the Shearson Lehman Bond Index, The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 ("S&P 600"), S&P Mid Cap 400 ("S&P 400"), Russell 2000 Stock Index, Russell Mid Cap Growth Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, NASDAQ, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Survey of Colleges Annual Increases of College costs,
         Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 includes stocks that range in market value from $27 million to $880 million, with an average of $302 million. The S&P 400 measures mid-sized companies with an average market capitalization of $1.2 billion. The EAFE(R) Index is an unmanaged index of common stock prices of more than 1,000 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.

         The Portfolio's performance may also be compared to various socially responsive indices. These include The Domini Social Index and the indices developed by the quantitative department of Prudential Securities, such as that department's Large and Mid-Cap portfolio indices for various breakdowns ("Sin" Stock Free, Cigarette-Stock Free, S&P Composite, etc.).

         Evaluations of the Portfolio's performance, its yield/total return and comparisons may be used in advertisements and in information furnished to present and prospective shareholders (collectively, "Advertisements"). The Portfolio may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

         The  Series  may  invest  some of its  assets  in  different  types  of securities  than  those  included  in the index  used as a  comparison  with the
Series' historical performance. The Series may also compare certain indices, which represent different segments of the securities markets, for the purpose of comparing the historical returns and volatility of those particular market segments. Measures of volatility show the range of historical price fluctuations. Standard deviation may be used as a measure of volatility. There are other measures of volatility, which may yield different results.

         Other Performance Information. From time to time, information about the Series' portfolio allocation and holdings as of a particular date may be included in Advertisements for the Portfolio. This information may include the Series' portfolio diversification by asset type.

                              TRUSTEES AND OFFICERS

         The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios, advised by Neuberger&Berman and N&B Management.

                                              Positions Held with
Name, Address and Age (1)                         the Trusts                    Principal Occupation(s) (2)
---------------------                        ----------------------             ---------------------------

Stanley Egener*                              Chairman of the Board,             Principal of Neuberger&Berman; President and
  Age: 64                                    Chief Executive Officer            Director of N&B Management; Chairman of the
                                             and Trustee of each Trust          Board, Chief Executive Officer, and Trustee
                                                                                of eight other mutual funds for which N&B
                                                                                Management acts as investment manager or
                                                                                administrator.


Faith Colish                                 Trustee of each Trust              Attorney at law, Faith Colish, Professional
63 Wall Street                                                                  Corporation.
24th Floor
New York, NY  10005
  Age: 62

Walter G. Ehlers                             Trustee of each Trust              Consultant; Director of The Turner
6806 Suffolk Place                                                              Corporation, A.B. Chance Company, and
Harvey Cedars, NJ 08008                                                         Crescent Jewelry, Inc.
   Age: 65

C. Anne Harvey                               Trustee of each Trust              Director of American Association of Retired
2555 Pennsylvania Avenue, N.W.                                                  Persons ("AARP") Program Services and
Washington, DC  20037                                                           Administrator of AARP Foundation; The
  Age:  60                                                                      National  Rehabilitation Hospital's Board of
                                                                                Advisors; Individual Investors Advisory
                                                                                Committee to the New York Stock Exchange
                                                                                Board of Directors; Steering Committee for
                                                                                the U.S. Securities and Exchange Commission
                                                                                Facts on Saving and Investing Campaign; and
                                                                                American Savings Education Council's Policy
                                                                                Board (ASEC).

Leslie A.  Jacobson                          Trustee of each  Trust             Counsel  to Fried,  Frank,  Harris,
24  Birdsall  Farm Drive                                                        Shriver & Jacobson,  attorneys  at law;
Armonk, NY 10504                                                                previously  a partner of that firm.
   Age: 87

Robert M. Porter                             Trustee of each Trust              Retired September, 1991; Formerly Director of
P.O. Box 33366                                                                  Customer Relations, Aetna Life & Casualty
Kerrville, TX  78029-3366                                                       Company.
   Age: 72

Ruth E. Salzmann                             Trustee of each Trust              Retired; Director of John Deere Insurance
1556 Pine Street                                                                Group; Actuarial Consultant.
Stevens Point, WI  54481
   Age: 79

Peter P. Trapp                               Trustee of each Trust              Assistant Regional Manager for Atlanta
Ford Motor Credit Company                                                       Region, Ford Motor Credit Company since
1455 Lincoln Parkway                                                            August, 1997; prior thereto, President, Ford
Atlanta, GA  30346-2209                                                         Life Insurance Company, April, 1995 until
   Age: 53                                                                      August, 1997; Consultant from December, 1994
                                                                                until April, 1995; Vice President, Sentry
                                                                                Insurance & Mutual Company, and President and
                                                                                Chief Operating Officer, Sentry Investors
                                                                                Life Insurance Company until November, 1994.

Lawrence Zicklin*                            President and Trustee of           Principal of Neuberger&Berman; Director of
   Age: 62                                   each Trust                         N&B Management; President and/or Trustee of
                                                                                five other mutual funds and portfolios for
                                                                                which N&B Management acts as investment manager
                                                                                or administrator.


Daniel J. Sullivan                           Vice President of each Trust       Senior Vice President of N&B Management since
   Age: 58                                                                      1992; Vice President of eight other mutual
                                                                                funds for which N&B Management acts as
                                                                                investment manager or administrator.

Michael J. Weiner                            Vice President and                 Senior Vice President of N&B Management since
   Age: 51                                   Principal Financial Officer        1992; Treasurer of N&B Management from 1992
                                             of each Trust                      to 1996; Vice President and Principal Financial
                                                                                Officer of eight other mutual funds for which
                                                                                which N&B Management acts as investment manager
                                                                                or administrator.


Claudia A. Brandon                           Secretary of each Trust            Vice President of N&B Management; Secretary
   Age: 41                                                                      of eight other mutual funds for which N&B
                                                                                Management acts as investment manager or
                                                                                administrator.


Richard Russell                              Treasurer and Principal            Vice President of N&B Management since 1993;
   Age: 51                                   Accounting Officer of each         prior thereto, Assistant Vice President of
                                             Trust                              N&B Management; Treasurer and Principal Accounting
                                                                                Officer of eight other mutual funds for which
                                                                                N&B Management acts as investment manager or
                                                                                administrator.


Stacy Cooper-Shugrue                         Assistant Secretary of each        Assistant Vice President of N&B Management
   Age: 35                                   Trust                              since 1993; prior thereto, an employee of N&B
                                                                                Management since 1993; prior thereto, an
                                                                                employee of N&B Management; Assistant Secretary
                                                                                eight other mutual funds for which N&B Management
                                                                                acts as investment manager or administrator.


C. Carl Randolph                           Assistant Secretary                  Principal of Neuberger&Berman since 1992;
   Age: 60                                 of each Trust                        Assistant Secretary of eight other mutual
                                                                                funds for which N&B Management acts as
                                                                                investment manager or administrator.

Barbara DiGiorgio                          Assistant Treasurer of each          Assistant Vice President of N&B Management
    Age: 39                                Trust                                since 1993; prior thereto, employee of N&B
                                                                                Management; Assistant Treasurer of eight other
                                                                                mutual funds for which N&B Management acts as
                                                                                investment manager or administrator since 1996.


Celeste Wischerth                          Assistant Treasurer of each          Assistant Vice President of N&B Management
    Age: 37                                Trust                                since 1994; Assistant Treasurer of eight
                                                                                other mutual funds for which N&B Management
                                                                                acts as investment manager or administrator.


-----------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the position shown for at least the last five years.

* Indicates an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and directors of N&B Management and principals of Neuberger&Berman.

         The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each Trust will indemnify the Trustees and their officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust or Advisers Trust, respectively, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement or other disposition, or by a majority of disinterested Trustees, based upon a review of readily available facts, or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         Trustees who are not officers or employees of N&B Management, Neuberger&Berman and/or the Life Companies or any of their affiliates are paid trustees' fees. For the year ended December 31, 1997, a total of $90,750 in fees was paid to the Trustees as a group by the Trust and a total of $92,750 in fees was paid to the Trustees as a group by Managers Trust. The following table shows 1997 compensation by Trustee.

                                                       COMPENSATION TABLE

-------------------------------- ------------------- --------------------- ------------------ ----------------------

                                                     Pension or                               Total Compensation
                                                     Retirement Benefits   Estimated          From Trust and Fund
                                 Aggregate           Accrued As Part of    Annual Benefits    Complex Paid to
Name of Person,                  Compensation From   Trust's Expenses      Upon Retirement    Trustees(1)
Position                         Trust(1)
-------------------------------- ------------------- --------------------- ------------------ ----------------------

Stanley Egener,                         None                  None              None             None(2)
   Chairman and Trustee

Faith Colish,                           $15,250               None              None             $61,500 (3)
   Trustee

Walter G. Ehlers,                       $15,000               None              None             $31,000 (4)
   Trustee

C. Anne Harvey,                         None                  None              None             None (4)(5)
   Trustee

Leslie A. Jacobson,                     $15,000               None              None             $30,000 (4)
   Trustee

Robert M. Porter,                       $15,250               None              None             $31,000 (4)
   Trustee

Ruth E. Salzmann,                       $15,250               None              None             $30,500 (4)
   Trustee


Peter P. Trapp,                         $15,000               None              None             $30,000 (4)
   Trustee

Lawrence Zicklin,                       None                  None              None             None(3)
   President and Trustee

(1) "Aggregate Compensation From Trust" and "Total Compensation From Trust and Fund Complex Paid to Trustees" is for the period from January 1 through December 31, 1997.

(2) Nine other investment companies.
(3) Five other investment  companies.
(4) One other investment company.

(5) Commenced service as a Trustee in February, 1998.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Shares of the Portfolios are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies (collectively, "Variable Contracts") issued through separate accounts of life insurance companies (the "Life Companies"). There were no shareholders of the Socially Responsive Portfolio as of August 3, 1998. The Trustee of the Trust own in the aggregate less than 1% of the total Trust shares issued and outstanding.

         As of August 3, 1998, separate accounts of the following Life Companies owned of record or beneficially 5% or more of the Shares of the following
Portfolios:

                                                          Percentage of
                                            Shares         Outstanding
                                            Owned         Shares Owned
Liquid Asset Portfolio

Hartford Life Insurance Company*         11,869,652            74%
200 Hopmeadow
Simsbury, CT  06070

Sentry Life Insurance Company            3,378,150             21%
1800 North Point Drive
Stevens Point, WI  54481

Partners Portfolio

Skandia Insurance Company*               35,217,702          36.8%
P.O. Box 883
Shelton, CT  06484

Nationwide Life Insurance*               48,615,741          50.8%
P.O. Box 182029
Columbus, OH  43218-2029


Growth Portfolio

Nationwide Life Insurance*               20,095,184            84%
P.O. Box 182029
Columbus, OH  43218-2029

Sentry Life Insurance Company            1,896,850              8%
1800 North Point Drive
Stevens Point, WI  54481

Limited Maturity Bond Portfolio

Nationwide Life Insurance*               14,394,771            74%
P.O. Box 182029
Columbus, OH  43218-2029

Penn Mutual Life Insurance               1,048,806            5.3%
Company
600 Dresher Road
Horsham, PA  19044

Security Life of Denver Insurance        1,181,133              6%
Company
1290 Broadway
Denver, Colorado  80203-5699

Balanced Portfolio

Hartford Life Insurance Company          1,630,815           14.6%
200 Hopmeadow
Simsbury, CT  06070

Nationwide Life Insurance*               4,870,122           43.7%
P.O. Box 182029
Columbus, OH  43218-2029

Penn Mutual Life Insurance Company       2,576,570             23%
600 Dresher Road
Horsham, PA  19044

Sentry Life Insurance                     812,893             7.3%
1800 North Point Drive
Stevens Point, WI  54481

Provident Mutual Life & Annuity           562,549               5%
Company of America
P.O. Box 1717
Valley Forge, PA  19482-1717

Guardian Portfolio

Nationwide Life Insurance*               4,031,701           99.8%
P.O. Box 182029
Columbus, OH  43218-2029

Mid-Cap Growth Portfolio

Nationwide Life Insurance*               1,259,743             99%
P.O. Box 182029
Columbus, OH  43218-2029

-------------------

         *Separate accounts of the Life Company owned 25% or more of the outstanding shares of beneficial interest of the Portfolio, and therefore may be presumed to "control" the Portfolio, as that term is defined in the 1940 Act.

         These Life Companies are required to vote Portfolio shares in accordance with instructions received from owners of Variable Contracts funded by separate accounts with respect to separate accounts of these Life Companies that are registered with the Securities and Exchange Commission as unit investment trusts.


           INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES

         All Portfolios and their corresponding Series

         Neuberger&Berman is an investment management firm with headquarters in New York. The firm's focus is on U.S. fixed income, equity and balanced fund management. Total assets under management by Neuberger&Berman and its affiliates were approximately $52.9 billion as of December 31, 1997. Founded in 1939 to manage portfolios for high net worth individuals, the firm entered the mutual fund management business in 1950, and began offering active management for pension funds and institutions in the mid-1970s. Most money managers that come to the Neuberger&Berman organization have at least fifteen years of experience. Neuberger&Berman and N&B Management employ experienced professionals that work in a competitive environment.

         Because all of the Portfolios' net investable assets are invested in their corresponding Series, the Portfolios do not need an investment manager. N&B Management serves as each Series' investment manager pursuant to a Management Agreement dated as of May 1, 1995 that was approved by the Trustees of Managers Trust with respect to AMT Socially Responsive Investments on May 28, 1998.

         The Management Agreement provides in substance that N&B Management will make and implement investment decisions for the Series in its discretion and will continuously develop an investment program for each Series' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Series through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Series, but N&B Management has no current plans to pay a material amount of such compensation.

         N&B Management provides to the Series, without cost, office space, equipment, and facilities and personnel necessary to perform executive, administrative, and clerical functions and pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers of N&B Management (who also are principals of Neuberger&Berman and directors of N&B Management) serve as trustees and officers of the Trusts. See "Trustees and Officers." N&B Management provides similar facilities and services to the Portfolio pursuant to an administration agreement dated May 1, 1995 ("Administration Agreement"). The Portfolio was authorized to become subject to the Administration Agreement by vote of the Trustees on May 28, 1998. For a description of the Management and Administration fees currently in effect, see "Management and Administration" in the Prospectus.

         The Management and Administration Agreements each continue for two years after the date the Series and Portfolio, respectively, became subject to it. The Management Agreement is renewable from year to year with respect to the Series, so long as its continuance is approved at least annually (1) by the vote of a majority of Managers Trust's Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Series Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of Managers Trust's Trustees or by a 1940 Act majority vote of the outstanding shares in that Series. The Administration Agreement is renewable from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the trustees of the Trust (the "Portfolio Trustees") who are not "interested persons" of N&B Management or the Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and
(2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in the Portfolio. The Management Agreement is terminable with respect to the Series without penalty on 60 days' prior written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable with respect to the Portfolio without penalty by N&B Management upon at least 120 days' prior written notice to the Portfolio, and by the Portfolio if authorized by the Portfolio Trustees, including a majority of the Independent Portfolio Trustees, on at least 30 days' prior written notice to N&B Management. Each Agreement terminates automatically if it is assigned.

Expense Limitation

         As noted in the Prospectus under "Management and Administration - Expenses," N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for certain operating expenses and its pro rata share of the Series' operating expenses.

Management and Control of N&B Management

         The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Roberta D'Orio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice
President of Marketing; Robert Conti, Treasurer; Ramesh Babu, Assistant Vice President; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael
J. Hanratty, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Kassen, Lainoff, Zicklin, Risen, Simons, and Sundman and Mmes. Prindle, Silver and Vale are principals of Neuberger&Berman.

         Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio and Wischerth are officers of each Trust. C. Carl Randolph, a principal of Neuberger&Berman, also is an officer of each Trust.

         All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger&Berman.

Sub-Adviser

         N&B Management retains Neuberger&Berman, 605 Third Avenue, New York, NY 10158, as a sub-adviser with respect to the Series pursuant to a Sub-Advisory Agreement dated May 1, 1995. The Sub-Advisory Agreement was approved by the Trustees of Managers Trust with respect to AMT Socially Responsive Investments on May 28, 1998.

         The Sub-Advisory Agreement provides in substance that Neuberger&Berman will furnish to N&B Management, upon reasonable request, investment recommendations and research information of the same type that Neuberger&Berman from time to time provides to its principals and employees for use in managing client accounts, as N&B Management reasonably requests. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger&Berman. This research staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of research partners who are also available for consultation with N&B Management. The Sub-Advisory Agreement provides that the services rendered by Neuberger&Berman will be paid for by N&B Management on the basis of the direct and indirect costs to Neuberger&Berman in connection with those services. Neuberger&Berman also serves as a sub-adviser for all of the other mutual funds advised by N&B Management.

         The Sub-Advisory Agreement continues for a period of two years after the date the Series became subject to it, and is renewable from year to year thereafter, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Series by the Series' Trustees, or by a 1940 Act majority vote of the outstanding shares of that Series, by N&B Management, or by Neuberger&Berman on not less than 30 nor more than 60 days' prior written notice to the Series. The Sub-Advisory Agreement also terminates automatically with respect to the Series if it is assigned or if the Management Agreement terminates with respect to the Series.

         Most money managers that come to the Neuberger&Berman organization have at least fifteen years experience. Neuberger&Berman and N&B Management employ experienced professionals that work in a competitive environment.

         The Series is subject to certain limitations imposed on all advisory clients of Neuberger&Berman (including the Series, Other N&B Funds, and other accounts) and personnel of Neuberger&Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger&Berman that limit the aggregate purchases, by all accounts under management, of outstanding shares of public companies.

Investment Companies Advised

         N&B Management currently serves as investment adviser or manager of the following investment companies, which had aggregate net assets of approximately $20.7 billion, as of December 31, 1997. Neuberger&Berman acts as sub-adviser to these investment companies.

                                                                Approximate Net
                                                                   Assets at
Name                                                           December 31, 1997

Neuberger&Berman Cash Reserves . . . . . . .                      $662,861,352
Portfolio (investment portfolio for
Neuberger&Berman Cash Reserves)

Neuberger&Berman Government Money . . . .                         $297,594,922
Portfolio (investment portfolio for
Neuberger&Berman Government Money
Fund)

Neuberger&Berman Limited Maturity Bond . .                        $294,956,156
Portfolio (investment portfolio for
Neuberger&Berman Limited Maturity
Bond Fund and Neuberger&Berman
Limited Maturity Bond Trust)

Neuberger&Berman Municipal Money . . . . . .                      $166,832,901
Portfolio (investment portfolio for
Neuberger&Berman Municipal Money Fund)

Neuberger&Berman Municipal Securities . . . .                     $32,970,458
Portfolio (investment portfolio for
Neuberger&Berman Municipal Securities
Trust)

Neuberger&Berman Genesis Portfolio . . . . . .                    $1,841,928,659
(investment portfolio for Neuberger&Berman
Genesis Fund, Neuberger&Berman
Genesis Trust and Neuberger&Berman Genesis Assets)

Neuberger&Berman Guardian Portfolio . . . . .                     $8,328,032,611
(investment portfolio for Neuberger&Berman
Guardian Fund, Neuberger&Berman
Guardian Trust and Neuberger&Berman
Guardian Assets)

Neuberger&Berman Manhattan Portfolio . . . .                      $626,632,234
(investment portfolio for Neuberger&Berman
Manhattan Fund, Neuberger&Berman
Manhattan Trust and Neuberger&Berman
Manhattan Assets)

Neuberger&Berman International Portfolio                          $111,718,206
(investment portfolio for Neuberger&Berman
International Fund and Neuberger&Berman International Trust)

Neuberger&Berman Partners Portfolio . . . . . .                   $3,830,066,838
(investment portfolio for Neuberger&Berman
Partners Fund, Neuberger&Berman
Partners Trust and Neuberger&Berman
Partners Assets)

Neuberger&Berman Focus Portfolio . . . . . . .                    $1,530,971,078
(investment portfolio for Neuberger&Berman
Focus Fund, Neuberger&Berman Focus
Trust and Neuberger&Berman Focus Assets)

Neuberger&Berman Socially Responsive  . . .                       $287,169,564
Portfolio (investment portfolio for
Neuberger&Berman Socially Responsive Fund,
Neuberger&Berman Socially Responsive Trust,
Neuberger&Berman NYCDC Socially Responsive Trust

Neuberger&Berman Advisers Managers. . . . . .                     $2,644,430,313
Trust (eight series)

         In addition, Neuberger&Berman serves as investment adviser to one investment company, Plan Investment Fund, Inc., with assets of $46,655,752 at December 31, 1997.

         The investment decisions concerning each Series and the other mutual funds referred to above (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Series. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Series to achieve their objectives may differ. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

         There may be occasions when a Series and one or more of the Other N&B Funds will be contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions will be averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement could have a detrimental effect on the price or volume of the securities as to a Series, in other cases it is believed that a Series' ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Series' Trustees that the desirability of each Series having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

                            DISTRIBUTION ARRANGEMENTS

         N&B Management serves as the distributor ("Distributor") in connection with the offering of the Portfolio's shares. In connection with the sale of its shares, the Portfolio has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered either personally or through the mails. The Distributor is the Portfolio's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Portfolio's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Portfolios' shares. The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for the Portfolios of the Trust, which is described in the Prospectus.

         The Trust, on behalf of the Socially Responsible Portfolio, and the Distributor are parties to a Distribution Agreement dated May 1, 1995, that continues until May 1, 1999. The Distribution Agreement may be renewed annually thereafter if specifically approved by (1) the vote of a majority of the Portfolio Trustees or a 1940 Act majority vote of the Portfolio's outstanding shares and (2) the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement and the Investment Advisory Agreement.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions

         The Portfolio is normally open for business each day the NYSE is open ("Business Day"). The right to redeem the Portfolio's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the Series of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Series fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Portfolio's shareholders; provided that applicable SEC rules and regulations shall govern as to whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

Redemptions in Kind

         The Portfolio reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Portfolio, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Portfolio does not redeem in kind under normal circumstances, but would do so when the Trust's Trustees determined that it was in the best interests of the Portfolio's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

         The Portfolio distributes to its shareholders (primarily insurance company separate accounts and Qualified Plans) substantially all of its share of the Series' net investment income (after deducting expenses incurred directly by the Portfolio), any net realized capital gains and, any net realized gains from foreign currency transactions, if any. The Portfolio calculates its net investment income and NAV as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) on each day the NYSE is open. The Series' net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include net realized or unrealized capital and foreign currency gains or losses. Net investment income and net gains and losses are reflected in the Series' NAV (and, hence, the Portfolio's NAV) until they are distributed. Dividends from net investment income and distributions of net realized capital gains and net realized gains from foreign currency transactions, if any, normally are paid once annually, in February.

                           ADDITIONAL TAX INFORMATION

Taxation of the Portfolio

         In order to continue to qualify for treatment as a RIC under the Internal Revenue Code of 1986, as amended ("Code"), the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to the Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, and forward contracts (collectively, "Hedging Instruments")) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); and (2) at the close of each quarter of the Portfolio's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

         The Trust and Managers Trust have received a ruling from the Internal Revenue Service ("Service"), for certain other portfolios that each such Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio satisfies the requirements described above to qualify as a RIC. A similar ruling has been applied for with respect to the Socially Responsive Portfolio but has not yet been issued by the Service.

         The Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         See the next section for a discussion of the tax consequences to the Portfolio of distributions to it from the Series, investments by the Series in certain securities, and hedging transactions engaged in by the Series.

Taxation of the Series

         Managers Trust has received a ruling from the Service for certain Series, to the effect that, among other things, each such Series will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." A similar rulings has been applied for with respect to AMT Socially Responsive Investments but has not yet been issued by the Service. As a result, such other Series are not subject to federal income tax; instead, each investor in a Series, such as a Portfolio, is required to take into account in determining its federal income tax liability its share of the Series' income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Series. A Series also will not be subject to Delaware or New York income or franchise tax.

         Because, as noted above, the other Portfolios are deemed to own a proportionate share of their corresponding Series' assets and income for purposes of determining whether such Portfolios satisfy the requirements to qualify as a RIC, the Series intends to conduct its operations so that the Socially Responsive Portfolio will be able to satisfy all those requirements.

         Distributions to the Portfolio from the Series (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Portfolio's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Portfolio's basis for its interest in the Series before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Portfolio's entire interest in the Series and includes a disproportionate share of any unrealized receivables held by the Series, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolios. The Portfolio's basis for its interest in the Series generally will equal the amount of cash and the basis of any property the Portfolio invests in the Series, increased by the Portfolio's share of the Series' net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Series distributes to the Portfolio and (b) the Portfolio's share of the Series' losses.

         Dividends, interest, and in some cases, capital gains received by the Series may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however.

         AMT Socially Responsive Investments may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) that meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Series holds stock of a PFIC, the Portfolio (indirectly through its interest in the Series) will be subject to federal income tax on a portion of any "excess distribution" received on the stock as well as gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

         If the Series invests in a PFIC and elects to treat the PFIC as a qualified electing fund ("QEF"), then in lieu of the Portfolio incurring the foregoing tax and interest obligation, the Portfolio would be required to include in income each year its pro rata share of the Series' pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Portfolio to satisfy the Distribution Requirement -- even if those earnings and gain were not received by the Series from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         Effective for taxable years beginning after 1997, a holder of stock in a PFIC generally may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the stock over its adjusted basis as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Any gain on the sale of PFIC stock subject to a mark-to-market election would be treated as ordinary income. The use by the Series of hedging strategies, such as writing (selling) and purchasing futures contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses they realize in connection therewith. For the Series, gains from the actual disposition and mark to market of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Series with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Portfolio under the Income Requirement.

         Exchange-traded futures contracts, listed options thereon and certain forward foreign currency contracts constitute "Section 1256 Contracts." Section 1256 Contracts are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Series' taxable year, 60% of any net gain or loss recognized as a result of these "deemed sales" and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss; however, in certain cases where the futures contract relates to a foreign currency and certain forward foreign currency contracts, the gain or loss may be ordinary rather than capital.

         Socially Responsive Investments may acquire zero coupon or other securities issued with OID. As the holder of those securities, the Series (and, through it, the Portfolio) must take into income the OID that accrues on the securities during the taxable year, even if no corresponding payment on the securities is received during the year. Because the Portfolio annually must distribute substantially all of its income (including its share of the Series' accrued OID) to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash the Series actually receives. Those distributions will be made from the Portfolio's (or its share of the Series') cash assets or, if necessary, from the proceeds of the Series' sales of portfolio securities. These actions are likely to reduce the Series' and Portfolio's assets and may thereby increase its expense ratio and decrease its rate of return. The Series may realize capital gains or losses from those sales, which would increase or decrease the Series' investment company taxable income and/or net capital gain.

                             PORTFOLIO TRANSACTIONS

         Neuberger&Berman acts as the Series' principal broker to the extent a broker is used in the purchase and sale of portfolio securities (other than certain securities traded on the OTC market) and in connection with the writing of covered call options on their securities, and for those services would receive brokerage commissions. Transactions in portfolio securities for which Neuberger&Berman serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.

         To the extent a broker is not used, purchases and sales of portfolio securities generally are transacted with the issuers, underwriters, or dealers serving as primary market-makers acting as principals for the securities on a net basis. The Series typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and transactions placed through dealers serving as market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

         In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), the Series' policy is to seek best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers, and may consider the brokerage and research services they provide to the Series or N&B Management. Some of these research services may be of value to N&B Management in advising its various clients (including the Series) although not all of these services are necessarily used by N&B Management in managing the Series. Under certain conditions, the Series may pay higher brokerage commissions in return for brokerage and research services, although no Series has a current arrangement to do so. In any case, the Series may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or may otherwise deal with any dealer in connection with the acquisition of securities in underwritings.

         Portfolio securities may be loaned from time to time by Socially Responsive Investments to Neuberger&Berman in accordance with the terms and conditions of an order issued by the Securities and Exchange Commission, excepting such transactions from certain provisions of the 1940 Act which would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Series to Neuberger&Berman are fully secured by cash collateral. The portion of the income on cash collateral which may be shared with Neuberger&Berman is to be determined with reference to the concurrent arrangements between Neuberger&Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger&Berman borrows securities from the Series in order to relend them to others, Neuberger&Berman may be required to pay over to that Series, on a quarterly basis, certain of the earnings that Neuberger&Berman otherwise has derived from the relending of the borrowed securities. When Neuberger&Berman desires to borrow a security that the Series has indicated a willingness to lend, Neuberger&Berman must borrow such security from the Series rather than from the unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Series. If, in any month, the Series' expenses exceed its income in any securities loan transaction with Neuberger&Berman, Neuberger&Berman must reimburse the Series for such loss.

         The Series may also lend securities to unaffiliated entities, including, banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Series. The Series may invest the cash collateral and earn income or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Series an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Series or the borrower. The Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         A committee of Independent Series Trustees from time to time reviews, among other things, information relating to securities loans by the Series.

         In effecting securities transactions, the Series generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Series plans to continue to use Neuberger&Berman as its broker where, in the judgment of N&B Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Series' knowledge, however, no affiliate of any Series receives give-ups or reciprocal business in connection with their securities transactions.

         The use of Neuberger&Berman as a broker for the Series is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934 ("Section 11(a)"). Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts that they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Board of Trustees of the Series has expressly authorized Neuberger&Berman to retain such compensation and Neuberger&Berman has agreed to comply with the reporting requirements of Section 11(a).

         Under the 1940 Act, commissions paid by the Series to Neuberger&Berman in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Series' policy that the commissions to be paid to Neuberger&Berman must, in N&B Management's judgment be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability, and (2) at least as favorable as commissions contemporaneously charged by Neuberger&Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger&Berman acts as a clearing broker for another brokerage firm and customers of Neuberger&Berman considered by a majority of the Independent Series Trustees not to be comparable to the Series. The Series do not deem it practicable and in their best interest to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time. The 1940 Act generally prohibits Neuberger&Berman from acting as principal in the purchase or sale of securities for a Series' account, unless an appropriate exemption is available.

         A committee of Independent Series Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger&Berman to the Series and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger&Berman effects brokerage transactions for the Series must be reviewed and approved no less often than annually by a majority of the Independent Series Trustees.

         To ensure that accounts of all investment clients, including the Series, are treated fairly in the event that Neuberger&Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger&Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

         The Series expects that it will continue to execute a portion of its transactions through brokers other than Neuberger&Berman. In selecting those brokers, N&B Management will consider the quality and reliability of brokerage services, including execution capability and performance and financial responsibility, and may consider the research and other investment information provided by those brokers, and the willingness of particular brokers to sell the Variable Contracts issued by the Life Companies.

         A committee, comprised of officers of N&B Management and principals of Neuberger&Berman who are portfolio managers of the Series and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger&Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger&Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; and (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

         The commissions paid to a broker other than Neuberger&Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services provide the Series with benefits by supplementing the information otherwise available to N&B Management. That research information may be used by N&B Management in servicing their respective funds and, in some cases, by Neuberger&Berman in servicing the Managed Accounts. On the other hand, research information received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger&Berman from brokers executing portfolio transactions on behalf of the Managed Accounts may be used for the Series' benefit.

         Janet W. Prindle, a principal of Neuberger&Berman and a Vice President of N&B Management, is the person primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Series. Ms. Prindle has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action. If Ms. Prindle is unavailable to perform her responsibilities, Robert Ladd and/or Ingrid Saukaitis, each of whom is an Assistant Vice president of N&B Management, will assume responsibility for the portfolio of the Series. For more information on these individuals, see "Management and Administration" in the Prospectus.

Portfolio Turnover

         The portfolio turnover rate is calculated by dividing the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Series during the fiscal year (other than securities, including options, foreign financial futures contracts and forward contracts, whose maturity or expiration date at the time of acquisition was one year or less), divided by the month-end average monthly value of such securities owned by the Series during the year.

                             REPORTS TO SHAREHOLDERS

         Shareholders of the Portfolio receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Portfolio and for the Series. The Portfolio's report shows the investments owned by the Series and the market values thereof and provides other information about the Portfolio and its operations. In addition, the report contains the Portfolio's financial statements, including the Portfolio's beneficial interest in the Series.

                          CUSTODIAN AND TRANSFER AGENT

         The Portfolio and Series have selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 as custodian for its securities and cash. State Street also serves as the Portfolio's Transfer Agent and shareholder servicing agent, administering purchases and redemptions Trust shares through its Boston Service Center.

                              INDEPENDENT AUDITORS

         The Portfolio and Series have selected Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116 as the independent auditors who will audit its financial statements.

                                  LEGAL COUNSEL

         The Portfolio and Series have selected Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006 as legal counsel.

                             REGISTRATION STATEMENT

         This SAI and Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference and other information regarding the Series and the Portfolios.

         Statements contained in this SAI and Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

APPENDIX A: RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER



S&P corporate bond ratings

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's corporate bond ratings

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P commercial paper ratings

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody's commercial paper ratings

         Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         -Leading market positions in well-established industries;

         -High rates of return on funds employed;

         -Conservative capitalization structures with moderate reliance on debt and ample asset protection;

         -Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

         -Well-established access to a range of financial markets and assured sources of alternate liquidity.

                  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                  POST-EFFECTIVE AMENDMENT NO. 28 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 24.   Exhibits


           Exhibit Number                                            Description

           (a)   (1)              Certificate of Trust of Registrant.*
                 (2)              Trust Instrument of Registrant.*
                 (3)              Schedule A to Trust Instrument of Registrant designating Series of Registrant.
                                  (filed herewith).
           (b)   (1)              By-laws of Registrant.*
                 (2)              Amendment to By-laws dated November 11, 1997.*****
           (c)   (1)              Trust Instrument of Registrant, Articles IV, V and VI.*
                 (2)              By-laws of Registrant, Articles V, VI and VIII.*
           (d)   (1)              Management Agreement Between Advisers Managers Trust and Neuberger&Berman
                                  Management Incorporated.*
                 (2)              Sub-Advisory Agreement Between Neuberger&Berman Management Incorporated and
                                  Neuberger&Berman with Respect to Advisers Managers Trust.*
                 (3)              Substitution Agreement among Neuberger&Berman Management Inc., Advisers Managers
                                  Trust, Neuberger&Berman, L.P. and Neuberger&Berman, LLC.*
                 (4)              Schedule designating series of Advisers Managers Trust subject to the Management
                                  Agreement.  (filed herewith).
                 (5)              Schedule designating series of Advisers Managers Trust subject to the
                                  Sub-Advisory Agreement.  (filed herewith).
           (e)   (1)              Distribution Agreement Between Registrant and Neuberger&Berman Management
                                  Incorporated.*
                 (2)              Schedule designating series of Registrant subject to the Distribution Agreement.
                                  (filed herewith).
           (f)                    Bonus, Profit Sharing or Pension Plans. None.
           (g)   (1)              Custodian Contract Between Registrant and State Street Bank and Trust Company.**
                 (2)              Letter Agreement adding the International Portfolio of Registrant to the
                                  Custodian Contract.*
                 (3)              Form of Schedule A to the Custodian Contract designating approved foreign banking institutions and securities depositories.*****
                 (4)              Custodian Fee Schedule.***
                 (5)              Form of Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of
                                  Registrant to the Custodian Contract and Transfer Agency Agreement.****
                 (6)              Schedule designating Series of Registrant subject to Custodian Contract.  (filed herewith).
                 (7)              Form of Letter Agreement adding the Socially Responsive Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.  (filed herewith).
           (h)   (1)              Transfer Agency Agreement Between Registrant and State Street Bank and Trust
                                  Company.**
                 (2)              Administration Agreement Between Registrant and Neuberger&Berman Management
                                  Incorporated.*
                 (3)              Form of Fund Participation Agreement.*
                 (4)              Letter Agreement adding the International Portfolio of Registrant to the Transfer
                                  Agency Agreement.*
                 (5)              Reimbursement Agreement between Registrant, on behalf of the International
                                  Portfolio, and Neuberger&Berman Management Inc.*
                 (6)              Form of Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of
                                  Registrant to the Transfer Agency Agreement (see exhibit (g)(5).****
                 (7)              Schedule designating Series of Registrant subject to the Administration
                                  Agreement.  (filed herewith).
                 (8)              Reimbursement Agreement between Registrant, on behalf of the Mid-Cap Growth and
                                  Guardian Portfolios, and Neuberger&Berman Management Inc.****
                 (9)              Schedule designating series of Registrant subject to the Transfer Agency
                                  Agreement.  (filed herewith).
                 (10)             Form of Reimbursement Agreement between Registrant, on behalf of the Socially
                                  Responsive Portfolio, and Neuberger&Berman Management, Inc. ******
                 (11)             Form of Letter Agreement adding the Socially Responsive Portfolio of Registrant to the Transfer Agency Agreement (see exhibit (g)(7)).  (filed herewith).
           (i)                    Legal Opinions.  None.
           (j)   (1)              Consent of Independent Auditors.  None.
                 (2)              Powers of Attorney.***
           (k)                    Financial Statements Omitted from Prospectus.  None.
           (l)                    Letter of Investment Intent.  None.
           (m)   (1)              Distribution Plan Pursuant to Rule 12b-1.*
                 (2)              Schedule designating Series of Registrant subject to the Distribution Plan.
                                  (filed herewith).
           (n)                    Financial Data Schedules.  None.
           (o)                    Rule 18f-3 Plan.  None.


*         Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement,
         File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000091.

**        Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement,
         File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-96-000107.

***       Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement,
         File Nos. 2-88566 and 811-4255, EDGAR Accession No.  0000943663-97-000094.

****      Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement,
         File Nos. 2-88566 and 811-4255, EDGAR Accession No.  0000943663-97-000256.

*****     Incorporated by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement,
         File Nos. 2-88566 and 811-4255, EDGAR Accession No.  0000943663-98-000094.

******    Incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement,
         File Nos. 2-88566 and 811-4255, EDGAR Accession No.  0000943663-98-000180.

Item 25.   Persons Controlled By or Under Common Control with Registrant

      Not Applicable.

Item 26. Number of Holders of Securities

      Omitted pursuant to the requirements of Form N-1A as effective
      June 1, 1998.

Item 27.   Indemnification

         A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or
(iii) by written opinion of independent legal counsel based upon a review of readily available facts.

         Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         Section 9 of the Management Agreement between Advisers Managers Trust and Neuberger&Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any Series of Advisers Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Advisers Managers Trust or a Series of Advisers Managers Trust or its interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of N&B Management's duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a Trustee or officer of Advisers Managers Trust against any liability to Advisers Managers Trust or a Series or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Advisers Managers Trust.

         Section 1 of the Sub-Advisory Agreement between Advisers Managers Trust and Neuberger&Berman, LLC ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Series of Advisers Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

         Section 9.1 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management will not be liable to the Registrant for any action taken or omitted to be taken by N&B Management in good faith and with due care in accordance with such instructions, or with the advice or opinion, of legal counsel for a Portfolio of the Trust or for the Administrator in respect of any matter arising in connection with the Administration Agreement. N&B Management shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by a Portfolio or such legal counsel which N&B Management believes to be genuine and to have been signed by the proper person or persons, and N&B Management shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Portfolio. Section 12 of the Administration Agreement provides that each Portfolio of the Registrant shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement with respect to such Portfolio; or (ii) any action taken or omission to act committed by N&B
Management in the performance of its obligations under the Agreement with respect to such Portfolio; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such
Portfolio; provided, that N&B Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Portfolio, and not from assets belonging to any other Portfolio of the Registrant. Section 13 of the Administration Agreement provides that N&B Management will indemnify each Portfolio of the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Portfolio of the Registrant that result from: (i) N&B
Management's  failure  to comply  with the terms of the  Agreement;  or (ii) N&B
Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement. A Portfolio of the Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Portfolio or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

         Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Portfolio for the Registrant's performance of the Agreement by the Registrant on behalf of such Portfolio, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Adviser and Sub-Adviser

         There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of the Sub-Adviser is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                                  BUSINESS AND OTHER CONNECTIONS

Claudia A. Brandon                                    Secretary, Neuberger&Berman Advisers Management Trust (Delaware
Vice President, N&B Management                        business trust); Secretary, Advisers Managers Trust; Secretary,
                                                      Neuberger&Berman Income Funds; Secretary, Neuberger&Berman
                                                      Income Trust; Secretary, Neuberger&Berman Equity Funds;
                                                      Secretary, Neuberger&Berman Equity Trust; Secretary, Income
                                                      Managers Trust; Secretary, Equity Managers Trust; Secretary,
                                                      Global Managers Trust; Secretary, Neuberger&Berman Equity Assets.

Brooke A. Cobb                                        Chief Investment Officer, Bainco International Investors (1).
Vice President, N&B Management

Stacy Cooper-Shugrue                                  Assistant Secretary, Neuberger&Berman Advisers Management Trust
Assistant Vice President,                             (Delaware business trust); Assistant Secretary, Advisers
  N&B Management                                      Managers Trust; Assistant Secretary, Neuberger&Berman Income
                                                      Funds; Assistant Secretary, Neuberger&Berman Income Trust;
                                                      Assistant Secretary, Neuberger&Berman Equity Funds; Assistant
                                                      Secretary, Neuberger&Berman Equity Trust; Assistant Secretary,
                                                      Income Managers Trust; Assistant Secretary, Equity Managers
                                                      Trust; Assistant Secretary, Global Managers Trust; Assistant
                                                      Secretary, Neuberger&Berman Equity Assets.

Robert W. D'Alelio                                    Senior Portfolio Manager, Putnam Investments. (2)
Vice President, N&B Management

Barbara DiGiorgio                                     Assistant Treasurer, Neuberger&Berman Advisers Management Trust
Assistant Vice President, N&B Management              (Delaware business trust); Assistant Treasurer, Advisers
                                                      Managers Trust; Assistant Treasurer, Neuberger&Berman Income
                                                      Funds; Assistant Treasurer, Neuberger&Berman Income Trust;
                                                      Assistant Treasurer, Neuberger&Berman Equity Funds; Assistant
                                                      Treasurer, Neuberger & Berman Equity Trust; Assistant Treasurer,
                                                      Income Managers Trust; Assistant Treasurer, Equity Managers
                                                      Trust; Assistant Treasurer, Global Managers Trust; Assistant
                                                      Treasurer, Neuberger&Berman Equity Assets.

Stanley Egener                                        Chairman of the Board and Trustee, Neuberger&Berman Advisers
President and Director, N&B Management;               Management Trust (Delaware business trust); Chairman of the
Principal, Neuberger&Berman, LLC                      Board and Trustee, Advisers Managers Trust; Chairman of the
                                                      Board and Trustee, Neuberger&Berman Income Funds; Chairman of
                                                      the Board and Trustee, Neuberger&Berman Income Trust; Chairman
                                                      of the Board and Trustee, Neuberger&Berman Equity Funds;
                                                      Chairman of the Board and Trustee, Neuberger&Berman Equity
                                                      Trust; Chairman of the Board and Trustee, Income Managers Trust;
                                                      Chairman of the Board and Trustee, Equity Managers Trust;
                                                      Chairman of the Board and Trustee, Global Managers Trust;
                                                      Chairman of the Board and Trustee, Neuberger&Berman Equity
                                                      Assets.

Theodore P. Giuliano                                  President and Trustee, Neuberger&Berman Income Funds; President
Vice President and Director, N&B Management;          and Trustee, Neuberger&Berman Income Trust; President and
Principal, Neuberger&Berman, LLC                      Trustee, Income Managers Trust.

C. Carl Randolph                                      Assistant Secretary, Neuberger&Berman Advisers Management Trust
Principal, Neuberger&Berman, LLC                      (Delaware business trust); Assistant Secretary, Advisers
                                                      Managers Trust; Assistant Secretary, Neuberger&Berman Income
                                                      Funds; Assistant Secretary, Neuberger&Berman Income Trust;
                                                      Assistant Secretary Neuberger&Berman Equity Funds; Assistant
                                                      Secretary, Neuberger&Berman Equity Trust; Assistant Secretary,
                                                      Income Managers Trust; Assistant Secretary, Equity Managers
                                                      Trust; Assistant Secretary, Global Managers Trust; Assistant
                                                      Secretary, Neuberger & Berman Equity Assets.

Richard Russell                                       Treasurer, Neuberger&Berman Advisers Management Trust (Delaware
Vice President, N&B Management                        business trust); Treasurer, Advisers Managers Trust; Treasurer,
                                                      Neuberger&Berman Income Funds; Treasurer, Neuberger&Berman
                                                      Income Trust; Treasurer, Neuberger&Berman Equity Funds;
                                                      Treasurer, Neuberger&Berman Equity Trust; Treasurer, Income
                                                      Managers Trust; Treasurer, Equity Managers Trust; Treasurer,
                                                      Global Managers Trust; Treasurer, Neuberger&Berman Equity Assets.

Ingrid Saukaitis                                      Project Director, Council on Economic Priorities. (1)
Assistant Vice President, N&B Management

Jennifer K. Silver                                    Portfolio Manager and Director, Putnam Investment Management,
Vice President, N&B Management; Principal,            Inc. (1)
Neuberger&Berman LLC

Daniel J. Sullivan                                    Vice President, Neuberger&Berman Advisers Management Trust
Senior Vice President, N&B Management                 (Delaware business trust); Vice President, Advisers Managers
                                                      Trust; Vice President, Neuberger&Berman Income Funds; Vice
                                                      President, Neuberger&Berman Income Trust; Vice President,
                                                      Neuberger&Berman Equity Funds; Vice President, Neuberger&Berman
                                                      Equity Trust; Vice President, Income Managers Trust; Vice
                                                      President, Equity Managers Trust; Vice President, Global
                                                      Managers Trust; Vice President, Neuberger&Berman Equity Assets.

Michael J. Weiner                                     Vice President, Neuberger&Berman Advisers Management Trust
Senior Vice President, N&B Management                 (Delaware business trust); Vice President, Advisers Managers
                                                      Trust; Vice President, Neuberger&Berman Income Funds; Vice
                                                      President, Neuberger&Berman Income Trust; Vice President,
                                                      Neuberger&Berman Equity Funds; Vice President, Neuberger&Berman
                                                      Equity Trust; Vice President, Income Managers Trust; Vice
                                                      President, Equity Managers Trust; Vice President, Global
                                                      Managers Trust; Vice President, Neuberger&Berman Equity Assets.

Celeste Wischerth                                     Assistant Treasurer, Neuberger&Berman Advisers Management Trust
Assistant Vice President, N&B Management              (Delaware business trust); Assistant Treasurer, Advisers
                                                      Managers Trust; Assistant Treasurer, Neuberger&Berman Income
                                                      Funds; Assistant Treasurer, Neuberger&Berman Income Trust;
                                                      Assistant Treasurer, Neuberger&Berman Equity Funds; Assistant
                                                      Treasurer, Neuberger&Berman Equity Trust; Assistant Treasurer,
                                                      Income Managers Trust; Assistant Treasurer, Equity Managers
                                                      Trust; Assistant Treasurer, Global Managers Trust; Assistant
                                                      Treasurer, Neuberger&Berman Equity Assets.

Lawrence Zicklin                                      President and Trustee, Neuberger&Berman Advisers Management
Director, N&B Management; Principal,                  Trust (Delaware business trust); President and Trustee, Advisers
Neuberger&Berman, LLC                                 Managers Trust; President and Trustee, Neuberger&Berman Equity
                                                      Funds; President and Trustee, Neuberger&Berman Equity Trust;
                                                      President and Trustee, Equity Managers Trust; President, Global
                                                      Managers Trust: President and Trustee, Neuberger&Berman Equity
                                                      Assets.


         The principal address of N&B Management, Neuberger&Berman, LLC and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

_______________________________
(1)   Until June 1997.
(2)   Until 1996.

Item 29.   Principal Underwriters

         (a) Neuberger&Berman Management Incorporated, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                              Neuberger&Berman Equity Funds
                              Neuberger&Berman Equity Assets
                              Neuberger&Berman Equity Trust
                              Neuberger&Berman Income Funds
                              Neuberger&Berman Income Trust

         Neuberger&Berman Management Incorporated is also the investment adviser to the master funds in which each of the above-named investment companies invest.

         (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter

                 NAME                   POSITION AND OFFICES                   POSITIONS AND OFFICES
                                          WITH UNDERWRITER                        WITH REGISTRANT

Ramesh Babu                             Assistant Vice President               None
Claudia A. Brandon                      Vice President                         Secretary
Patrick T. Byrne                        Vice President                         None
Richard A. Cantor                       Chairman of the Board and Director     None
Valerie Chang                           Assistant Vice President               None
Brooke A. Cobb                          Vice President                         None
Robert Conti                            Treasurer                              None
Stacy Cooper-Shugrue                    Assistant Vice President               Assistant Secretary
Robert W. D'Alelio                      Vice President                         None
Clara Del Villar                        Vice President                         None
Barbara DiGiorgio                       Assistant Vice President               Assistant Treasurer
Roberta D'Orio                          Vice President                         None
Stanley Egener                          President and Director                 Chairman of the Board of Trustees
                                                                               (Chief Executive Officer)
Brian J. Gaffney                        Vice President                         None
Joseph G. Galli                         Vice President                         None
Robert I. Gendelman                     Vice President                         None
Theodore P. Giuliano                    Vice President and Director            None
Leslie Holliday-Soto                    Assistant Vice President               None
Michael M. Kassen                       Vice President and Director            None
Robert Ladd                             Assistant Vice President               None
Irwin Lainoff                           Director                               None
Josephine Mahaney                       Vice President                         None
Carmen G. Martinez                      Assistant Vice President               None
Ellen Metzger                           Vice President and Secretary           None
Paul Metzger                            Vice President                         None
Loraine Olavarria                       Assistant Secretary                    None
Janet W. Prindle                        Vice President                         None
Joseph S. Quirk                         Assistant Vice President               None
Kevin L. Risen                          Vice President                         None
Richard Russell                         Vice President                         Treasurer (Principal Accounting Officer)
Ingrid Saukaitis                        Assistant Vice President               None
Jennifer K. Silver                      Vice President                         None
Kent C. Simons                          Vice President                         None
Frederick B. Soule                      Vice President                         None
Daniel J. Sullivan                      Senior Vice President                  Vice President
Peter E. Sundman                        Senior Vice President                  None
Andrea Trachtenberg                     Vice President of Marketing            None
Judith M. Vale                          Vice President                         None
Josephine Velez                         Assistant Vice President               None
Susan Walsh                             Vice President                         None
Michael J. Weiner                       Senior Vice President                  Vice President (Principal Financial Officer)
Celeste Wischerth                       Assistant Vice President               Assistant Treasurer
Thomas Wolfe                            Vice President                         None
Lawrence Zicklin                        Director                               Trustee and President


         (c) No commissions or compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 30.   Location of Accounts and Records

         All accounts,  books and other  documents  required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and Bylaws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Advisers Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Advisers Managers Trust's Trust Instrument and Bylaws, minutes of meetings of the Advisers Managers Trust's Trustees and shareholders and the Advisers Managers Trust's policies and contracts, which are maintained at the offices of the Advisers Managers Trust, 605 Third Avenue, New York, New York 10158.

Item 31.   Management Services

         Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 32.   Undertakings

      None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 28 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 5th day of August, 1998.

                                                     NEUBERGER & BERMAN
                                                     ADVISERS MANAGEMENT TRUST



                                            By:      /s/ Lawrence Zicklin
                                                     Lawrence Zicklin
                                                     President, Trustee and
                                                     Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 28 has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                               Date

*                         Chairman and Trustee               August 5, 1998
Stanley Egener

/s/ Lawrence Zicklin      President and Trustee              August 5, 1998
Lawrence Zicklin          (Principal Executive Officer)

*                         Vice President                     August 5, 1998

Michael J. Weiner         (Principal Financial Officer)

*                         Treasurer                          August 5, 1998

Richard Russell           (Principal Accounting Officer)

*                         Trustee                            August 5, 1998
Faith Colish

*                         Trustee                            August 5, 1998
Walter G. Ehlers

*                         Trustee                            August 5, 1998
Anne Harvey

*                         Trustee                            August 5, 1998
Leslie A. Jacobson

*                         Trustee                            August 5, 1998
Robert M. Porter

*                         Trustee                            August 5, 1998
Ruth E. Salzmann

*                         Trustee                            August 5, 1998
Peter P. Trapp



*  By:  /s/ Lawrence Zicklin
         Lawrence Zicklin
         As Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, ADVISERS MANAGERS TRUST certifies that the Registrant meets all of the requirements for effectiveness of this registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 28 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 5th day of August, 1998.

                                                     ADVISERS MANAGERS TRUST



                                            By:      /s/ Lawrence Zicklin
                                                     Lawrence Zicklin
                                                     President, Trustee and
                                                     Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 28 has been signed below by the following persons in the capacities and on the date indicated.

Signature                 Title                                       Date

*                         Chairman and Trustee               August 5, 1998
Stanley Egener

/s/ Lawrence Zicklin      President and Trustee              August 5, 1998
Lawrence Zicklin          (Principal Executive Officer)

*                         Vice President                     August 5, 1998

Michael J. Weiner         (Principal Financial Officer)

*                         Treasurer                          August 5, 1998

Richard Russell           (Principal Accounting Officer)

*                         Trustee                            August 5, 1998
Faith Colish

*                         Trustee                            August 5, 1998
Walter G. Ehlers

*                         Trustee                            August 5, 1998
Anne Harvey

*                         Trustee                            August 5, 1998
Leslie A. Jacobson

*                         Trustee                            August 5, 1998
Robert M. Porter

*                         Trustee                            August 5, 1998
Ruth E. Salzmann

*                         Trustee                            August 5, 1998
Peter P. Trapp


*  By:  /s/ Lawrence Zicklin
         Lawrence Zicklin
         As Attorney-in-Fact

                                INDEX TO EXHIBITS
                      (for Post-Effective Amendment No. 28)



Exhibit Number Under
Part C  of Form N-1A          Name of Exhibit

(a)(3) Schedule A to Trust Instrument designating Series of Registrant

(d)(4) Schedules designating series of Advisers Managers Trust subject to the Management Agreement

(d)(5) Schedule designating series of Advisers Managers Trust subject to the Sub-Advisory Agreement

(e)(2) Schedule designating series of Registrant subject to the Distribution Agreement

(g)(6) Schedule designating series of Registrant subject to Custodian Contract

(g)(7) Form of Letter Agreement adding the Socially Responsive Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement

(h)(7) Schedule designating series of Registrant subject to the Administration Agreement

(h)(9) Schedule designating series of Registrant subject to the Transfer Agency Agreement

(m)(2) Schedule designating Series of Registrant subject to the Distribution Plan